Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 29, 2022
Entity Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 29, 2022
Document Effective Date	Mar. 29, 2022
Prospectus Date	Mar. 29, 2022
AI Quality Dividend ETF | AI Quality Dividend ETF
Prospectus:
Trading Symbol	AQDX